PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Cash Contributions and Maturity Profile, Life Expectancy - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined contribution plan, expected to be paid	$ 79
Defined contribution plan, employer discretionary contribution		$ 88
Actuarial assumption of life expectancy after retirement	23 years
United States
Disclosure of defined benefit plans [line items]
Multiple-employer plan, contribution by participating entity		$ 65
Pension plan benefits
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 172
Weighted average duration of defined benefit obligation		13 years	12 years
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 71
Weighted average duration of defined benefit obligation		13 years	15 years